Credit Quality - Schedule of Amortized Cost Loans and Leases Pledged As Collateral (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	$ 65,116	$ 58,575
Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	14,507	25,421
Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	26,565	13,649
Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	6,340	5,584
Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	9,775	11,858
Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	7,929	2,063
Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	21,956	15,163
Residential Real Estate [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	27	46
Residential Real Estate [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	11,200	3,245
Residential Real Estate [Member] | Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Residential Real Estate [Member] | Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	9,775	11,858
Residential Real Estate [Member] | Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	954	14
Residential Real Estate [Member] | Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Residential Real Estate [Member] | Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Business Assets [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	891	5,466
Business Assets [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	22
Business Assets [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Business Assets [Member] | Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	891	5,444
Business Assets [Member] | Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Business Assets [Member] | Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Business Assets [Member] | Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Business Assets [Member] | Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	3,661	1,312
Land [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member] | Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member] | Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member] | Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	3,661	1,312
Land [Member] | Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Land [Member] | Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Commercial Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	23,956	18,502
Commercial Real Estate [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	5,208	15,718
Commercial Real Estate [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	13,555	2,784
Commercial Real Estate [Member] | Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	5,193	0
Commercial Real Estate [Member] | Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Commercial Real Estate [Member] | Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Commercial Real Estate [Member] | Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Commercial Real Estate [Member] | Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Other Assets [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	14,652	18,132
Other Assets [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	9,272	9,635
Other Assets [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	1,810	7,619
Other Assets [Member] | Other Commercial [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	256	140
Other Assets [Member] | Residential Real Estate [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Other Assets [Member] | Construction & Land Development [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	3,314	738
Other Assets [Member] | Consumer [Member] | Bankcard [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	0	0
Other Assets [Member] | Consumer [Member] | Other Consumer [Member]
Amortized Cost Collateral Dependent Loans [Line Items]
Amortized Cost Loans and Leases Pledged As Collateral	$ 0	$ 0